Note 4 - Leases (Details Textual) - CAD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Apr. 01, 2019
Statement Line Items [Line Items]
Interest expense on lease liabilities	$ 1,427	$ 5,951	$ 9,673
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16				15.00%
Gain (loss) on sublease recognized	2,962	2,962
Finance income on net investment in finance lease	$ 1,314	$ 4,295	$ 8,879